UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 51 JFK Parkway
         Short Hills, NJ 07078


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce R. Berkowitz
Title:   Managing Member
Phone:   973-379-6557

Signature, Place, and Date of Signing:

       /s/Bruce R. Berkowitz         Short Hills, NJ		05-13-05
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total:  $1,129,811
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHANY CORP DEL             COM              017175100      554 2001.2400SH       SOLE                   1.0200         2000.2200
ALLSTAR INNS INC COM           COM              019889104        0 17500.0000SH      SOLE               10300.0000         7200.0000
AT&T CORP COM                  COM              001957505    20321 1083800.0000SH    SOLE              760000.0000        323800.000
BERKSHIRE HATHAWAY CL A        COM              084670108   175653 2019.0000SH       SOLE                 410.0000         1612.0000
BERKSHIRE HATHAWAY CL B        COM              084670207   115374 40397.0000SH      SOLE               13257.0000        27500.0000
CANADIAN NAT RES LTD COM       COM              136385101    44331 780200.0000SH     SOLE              387800.0000        438400.000
CITIBANK WEST FSB-SCLP         COM              17306J202        2 12000.0000SH      SOLE                                 12000.0000
CITIGROUP                      COM              172967101      270 6005.0000SH       SOLE                   5.0000         6000.0000
COCA COLA CO                   COM              191216100      725 17397.0000SH      SOLE                  77.0000        17320.0000
DAILY JOURNAL CORP COM         COM              233912104     1907 43525.0000SH      SOLE               34525.0000         9000.0000
DUKE ENERGY CORP COM           COM              264399106     1084 38700.0000SH      SOLE               30000.0000         8700.0000
ECHOSTAR COMMNTNS NEW CL A     COM              278762109    59228 2024888.0000SH    SOLE             1117438.0000        1024050.00
ETHAN ALLEN INTERIORS COM      COM              297602104     3120 97500.0000SH      SOLE               90500.0000         7000.0000
FIRST UNION REAL ESTATE EQUITY COM              337400105     3766 932415.0000SH     SOLE              570684.0000        361731.000
GOLDEN WEST FINL DEL COM       COM              381317106      475 7852.0000SH       SOLE                 266.0000         7586.0000
GYRODYNE CO AMER INC COM       COM              403820103      474 11026.0000SH      SOLE                 770.0000        10256.0000
HOMEFED CORP                   COM              43739D307    16997 320689.0000SH     SOLE              241295.0000        79394.0000
HSBC HLDGS PLC SPON ADR NEW    COM              404280406     2514 31657.0000SH      SOLE                 133.0000        31524.0000
LEUCADIA NATL                  COM              527288104   235797 6864528.0000SH    SOLE             3274771.0000        3698757.00
MARKEL CORP                    COM              570535104      566 1641.0000SH       SOLE                   1.0000         1640.0000
MCI INC COM                    COM              552691107   266231 10692027.0000SH   SOLE             5068728.0000        6010499.00
MERCURY GENL CORP NEW          COM              589400100    62295 1127310.0000SH    SOLE              244952.0000        882358.000
MERITOR SVGS BK PA COM         COM              590007100      190 43645.0000SH      SOLE                5000.0000        38645.0000
MICRON TECHNOLOGY INC          COM              595112103      207 20000.0000SH      SOLE                                 20000.0000
MORGAN STAN DEAN WITTR NEW     COM              617446448      230 4010.0000SH       SOLE                  10.0000         4000.0000
OVERSTOCK COM INC DEL COM      COM              690370101     4299 100000.0000SH     SOLE              100000.0000        10000.0000
RLI CORP                       COM              749607107      207 5002.0000SH       SOLE                   2.0000         5000.0000
SAFETY INS GROUP INC COM       COM              78648T100    38349 1238649.0000SH    SOLE             1238649.0000
SBC COMMUNICATIONS INC COM     COM              78387G103     1303 55000.0000SH      SOLE               50000.0000         5000.0000
SYSTEMAX INC                   COM              871851101      204 37500.0000SH      SOLE                                 37500.0000
USA MOBILITY INC               COM              90341G103     7103 219241.0000SH     SOLE              219241.0000
WELLS FARGO & CO               COM              949746101     6961 116410.0000SH     SOLE                  50.0000        116360.000
WELLSFORD REAL PPTYS COM       COM              950240101      165 11331.0000SH      SOLE                 275.0000        11056.0000
WESCO FINL CORP COM            COM              950817106      578 1502.0000SH       SOLE                   2.0000         1500.0000
WHITE MTNS INS GROUP LTD       COM              G9618E107    57602 94663.0000SH      SOLE               83500.0000        11163.0000
HOUSEHOLD CAP TR               PFD              44180s207      729    28800 SH       SOLE                                      28800